Premises and equipment (Tables)	12 Months Ended
Mar. 31, 2023
Property, Plant and Equipment [Abstract]
Summary of Premises and Equipment
Premises and equipment at March 31, 2022 and 2023 consist of the following:

	2022	2023

	(in millions of yen)
Land	571,837	577,755
Buildings	737,440	703,655
Equipment and furniture	373,825	378,015
Leasehold improvements	208,820	204,835
Construction in progress	21,737	44,393
Software	1,373,035	1,366,445

Total	3,286,694	3,275,098
Less: Accumulated depreciation and amortization	1,582,627	1,621,210

Premises and equipment—net	1,704,067	1,653,888